Principal subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Principal subsidiaries
Schedule of information about principal subsidiaries

		Group’s effective
	Place of	interest
Company Name	incorporation/establishment	(direct or indirect)	Principal activities
WeRide Corp.	the U.S.	100%	Research and development of autonomous driving technology
WeRide HK	the PRC Hong Kong	100%	Holding company
WeRide (Singapore) Pte. Ltd.	Singapore	100%	Sales of autonomous driving products and provision of related services
WeRide Middle East General Trading Ltd.	Abu Dhabi	100%	Sales of autonomous driving products and provision of related services
Guangzhou Wenyuan	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services
Guangzhou Jingqi	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services
Wenyuan Yuexing (Guangdong) Travel Technology Co., Ltd.	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services
Wenyuan Suxing (Jiangsu) Technology Co., Ltd.	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services
Wuxi WeRide Intelligent Technology Co., Ltd.	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services
Shenzhen Wenyuan Zhixing Intelligent Technology Co., Ltd.	Chinese Mainland	100%	Research and development of autonomous driving technology
Wenyuan Jingxing (Beijing) Technology Co., Ltd.	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services
Taizhou Wenyuan Zhixing Intelligent Technology Co., Ltd.	Chinese Mainland	100%	Data processing of autonomous driving technology
Shanghai Wenyuan Zhixing Automotive Technology Co., Ltd.	Chinese Mainland	100%	Research and development of autonomous driving technology